JPMorgan Trust I

270 Park Avenue

New York, New York 10017

June 26, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

The JPMorgan Europe Research Enhanced Equity Fund (the “Fund”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 342 under the 1933 Act (Amendment No. 343 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering the Fund as a new series of the Trust.

Included in the filing are the prospectuses and Statement of Additional Information for the Fund. The Fund seeks to provide long-term capital appreciation. The Fund mainly invests in equity securities of European issuers and other equity investments that are tied economically to Europe. We are registering Class A, Class C and Select Class Shares for this Fund.

If you have any questions or comments, please contact me at (212) 648-0472.

/s/ Gregory S. Samuels
Gregory S. Samuels Assistant Secretary

cc: Vincent Di Stefano